Form N-1A Cover	Sep. 30, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	PACE® SELECT ADVISORS TRUST
Entity Central Index Key	0000930007
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Prospectus Date	Nov. 29, 2024